Document and Entity Information	Jan. 25, 2022
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Entity Address, Postal Zip Code	9/F
Amendment Flag	false
Entity Central Index Key	0001794621
Document Type	8-K
Document Period End Date	Jan. 25, 2022
Entity Registrant Name	CITIC Capital Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-39222
Entity Address, Address Line One	28/F CITIC Tower
Entity Address, Address Line Two	1 Tim Mei Avenue
Entity Address, City or Town	Central
Entity Address, Country	HK
City Area Code	(852)
Local Phone Number	3710-6888
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share Par Value 0.0001 And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	CCAC.U
Security Exchange Name	NYSE
Class A Ordinary Shares Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCAC
Security Exchange Name	NYSE
Redeemable Warrants Each Warrant Exercisable For One Class A Ordinary Share Each At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	CCAC WS
Security Exchange Name	NYSE